INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Investment income	$ 68	$ 170	$ 0
Fee revenue	131	61	51
Dividend income	10	18	12
Interest income and other	57	19	72
Participating loan interests	17	27	32
Total investment and other revenue	$ 283	$ 295	$ 167